ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

17.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

VAT payable	84,913	72,715	11,672
Other taxes payable	18,333	23,833	3,825
Interest on late tax payments	52,950	69,330	11,128
Staff costs payable	23,821	31,233	5,013
Deposits from leased automobiles held for sale	127,342	233,060	37,409
Accrued rental expenses	6,302	4,355	699
Loans from third parties	7,251	-	-
Other accrued expenses	8,556	10,027	1,610

	329,468	444,553	71,356

Deposits from leased automobiles held for sale of RMB127,342 and RMB233,060 (US$37,409) as of December 31, 2011 and 2012, respectively, represent cash received from customers who participated in the vehicle leasing program with the Group. The deposit received is equal to the total vehicle purchase price. If the customer opts to purchase the car, the initial deposit will be recognized as revenue. If the customer returns the vehicle at the end of the lease term, the deposit will be refunded to the customer for the residual value of the vehicle as of the date of return. Deposits amounting to RMB18,310 and RMB35,635 (US$5,720) were recognized as revenues during the years ended December 31, 2011 and 2012, respectively.